Employee stock incentive plans (Details Textual) - INR (₨) ₨ / shares in Units, ₨ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Drl Two Thousand Eighteen Plan [Member]
Employee stock incentive plan [Line Items]
Intrinsic Value of Options outstanding	₨ 40
Employee Stock Option Treasury Shares Purchased	217,976
Value Of Stock Purchased	₨ 535
Equity Shared payment Settled [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	2.09 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 519
Equity Shared payment Settled [Member] | Drl Two Thousand Eighteen Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	667
Equity Shared payment Settled [Member] | DRL Two Thousand Seven Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 515
Cash Settled Share-based Payment [Member]
Employee stock incentive plan [Line Items]
Requisite period for recognition of expense from share-based payment transactions in which goods or services received did not qualify for recognition as assets	1.95 years
Employees Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	₨ 101
DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	2,056	₨ 2,540
Intrinsic Value of Options exercised	80	57
Intrinsic Value of Options outstanding	320
Intrinsic Value of Options Exercisable	₨ 26
Number of instruments in share based payment arrangement available for grant	1,530,779
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 2,445	2,295
DRL 2007 Plans [Member] | DRL Two Thousand Seven Plan [Member]
Employee stock incentive plan [Line Items]
Intrinsic Value of Options outstanding	₨ 90
Categories A [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	382,695
Categories B [Member] | DRL 2007 Plans [Member]
Employee stock incentive plan [Line Items]
Par value of underlying equity shares	₨ 5
Number of instruments in share based payment arrangement available for grant	1,148,084
DRL 2002 Plan [Member]
Employee stock incentive plan [Line Items]
Weighted average fair value at measurement date, share options granted	₨ 2,195	2,546
Intrinsic Value of Options exercised	281	342
Intrinsic Value of Options outstanding	750
Intrinsic Value of Options Exercisable	₨ 91
Number of instruments in share based payment arrangement available for grant	2,295,478
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise	₨ 2,302	₨ 2,375
DRL 2002 Plan [Member] | Categories A [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	300,000
DRL 2002 Plan [Member] | Categories B [Member]
Employee stock incentive plan [Line Items]
Number of instruments in share based payment arrangement available for grant	1,995,478